Other Income and Other Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Write-down on OREO	$ 0	$ 234,042	$ 220,419